EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share [abstract]
Net income	$ 634	$ 502	$ 1,121	$ 771
Net income attributable to non-controlling interests	(264)	(197)	(456)	(346)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 370	$ 305	$ 665	$ 425
Weighted average shares outstanding - Basic (in shares)	1,755	1,755	1,755	1,755
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.21	$ 0.17	$ 0.38	$ 0.24
Diluted earnings per share [abstract]
Net income	$ 634	$ 502	$ 1,121	$ 771
Net income attributable to non-controlling interests	(264)	(197)	(456)	(346)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 370	$ 305	$ 665	$ 425
Weighted average shares outstanding - Diluted (in shares)	1,755	1,755	1,755	1,755
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.21	$ 0.17	$ 0.38	$ 0.24